Basis of Presentation and General Information (Table) (Details)	6 Months Ended
Jun. 30, 2019
Globus Shipmanagement Corp.
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Vessel Owned	Management Co.
Devocean Maritime Ltd.
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	December 18, 2007
Vessel Owned	m/v River Globe
Domina Maritime Ltd.
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	May 19, 2010
Vessel Owned	m/v Sky Globe
Dulac Maritime S.A.
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	May 25, 2010
Vessel Owned	m/v Star Globe
Artful Shipholding S.A.
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Marshall Islands
Vessel Delivery Date	June 22, 2011
Vessel Owned	m/v Moon Globe
Longevity Maritime Limited
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Malta
Vessel Delivery Date	September 15, 2011
Vessel Owned	m/v Sun Globe